STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Operating and formation costs	$ 3,764,636		$ 159,947	$ 8,489,653
Franchise tax expense	49,726		69,945	100,209
Loss from operations	(3,814,362)		(229,892)	(8,589,862)
Unrealized gain on investments held in Trust Account	5,002		98,582	135,027
Loss on sale of private placement warrants			(240,000)
Expensed offering costs			(545,873)
Change in fair value of warrant liabilities	7,053,334		(9,933,330)	9,280,003
Net loss and comprehensive loss	3,252,607	$ (2,418,806)	(10,850,513)	833,801
Common Class A subject to possible redemption
Unrealized gain on investments held in Trust Account	$ 5,002		$ 88,498	$ 135,027
Basic and diluted weighted average shares outstanding	50,000,000		44,885,287	50,000,000
Net loss per share, basic and diluted	$ 0.00		$ 0.00	$ 0.00
Non-Redeemable Common Class A and B
Net loss and comprehensive loss			$ (10,850,513)
Basic and diluted weighted average shares outstanding			17,614,713
Net loss per share, basic and diluted			$ (0.62)